VY T Rowe Price Capital Appreciation Portfolio Annual Fund Operating Expenses - VY T Rowe Price Capital Appreciation Portfolio	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.25%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.65%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.65%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.90%
Class S2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.05%